Filed with the Securities and Exchange Commission on November 10, 2008

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	327	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	328	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 327 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to introduce a new series to the Trust—the Ironwood Discovery Fund.

IRONWOOD DISCOVERY FUND
(Formerly known as Ironwood Isabelle Small Company Stock Fund)

Investor Class

Symbol: IZZYX

www.ironwooddiscovery.com

PROSPECTUS

__________, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Privacy Policy of the Fund is included with this Prospectus but is not considered to be part of the Prospectus.

Windowpane Advisors, L.L.C. (the “Adviser”) is the investment adviser for the Ironwood Discovery Fund (the “Fund”) and is located at 600 West Broadway, Suite 1225, San Diego, California 92101.  Ironwood Investment Management, LLC (the “Sub-Adviser”) is the investment sub-adviser for the Fund and is located at 21 Custom House Street, Suite 240, Boston, Massachusetts 02110.  The Fund is a series of Professionally Managed Portfolios (the “Trust”).  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Why You Should Read This Prospectus

Reading the Prospectus will help you to decide whether the Ironwood Discovery Fund is the right investment for you.  It allows you to compare the Fund’s objective, principal investment strategies, principal risks and performance with other mutual funds.  The Fund invests in the common stock of small companies that are believed to have the potential for substantial appreciation over time.  It is designed for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks.  Please keep this Prospectus for future reference.

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

Principal Investment Strategies

The Fund seeks to combine the relative benefits of value investing with the long-term capital appreciation potential of small company stocks. Under normal circumstances, the Fund invests at least 65% of its assets in companies that, at the time of purchase, have small market capitalizations, which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index.

Using a bottom-up approach with fundamental analysis, the Sub-Adviser analyzes a company’s recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents good value in terms of current price, cash flow, and current and forecasted earnings.  The Sub-Adviser believes that this approach helps to identify companies whose market value is substantially below true economic value.  The Sub-Adviser believes that these companies are often neglected, over-looked or temporarily out-of-favor in the market.  As a result, their current stock prices may not reflect the companies’ long-term economic value.

Principal Risks of Investing in the Fund

There is a risk that you could lose money on your investment in the Fund.  The following principal risks could affect the value of your investment:

•	The stock market could decline and because the Fund invests in common stocks, its share price will change daily in response to stock market movement.

•	Interest rates rise, which can result in increased costs for smaller capitalization companies and a decline in their stock prices;

•	Stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated; and

•
Securities of smaller capitalization companies may possess comparatively greater price volatility and less liquidity than the securities of larger capitalization companies and/or companies that are traded on major stock exchanges.

Who May Want to Invest in the Fund?

The Fund may be appropriate for you if you:

•	Are pursuing a long-term goal such as retirement;
•	Are willing to accept price fluctuations in your investment; and
•	Understand and can bear the risks of investing in small cap companies.

The Fund may not be appropriate for you if you:

•	Need regular income;
•	Are pursuing a short-term goal; or
•	Are unable to bear the volatility and risks inherent in investing in small cap stocks.

Performance

Effective _______, 2009, the Fund was organized as a successor to the Ironwood Isabelle Small Cap Stock Fund, the only series of Ironwood Series Trust (the “Predecessor Fund”).  The investment adviser to the Predecessor Fund is the Sub-Adviser to the Fund and the Fund has engaged a new entity, Windowpane Advisors, L.L.C. as investment adviser to provide investment oversight.  See “The Fund’s Management”.  As the Fund has just recently commenced investment operations as part of the Trust, performance information will not become available until the Fund has completed a full calendar year of operations within the Trust.  The historical performance and financial highlight information shown below and throughout this Prospectus reflects the historical information for the Predecessor Fund, which had identical investment objective and substantially the same investment strategies as the Fund.  The performance and financial highlights information relates to the Investment Shares of the Predecessor Fund (which is structurally identical to the Investor Class shares of the Fund) and illustrates how the Predecessor Fund’s performance has varied from year to year and by comparing the Predecessor Fund’s performance with that of a comparable market index.  As with all mutual funds, performance information represents only past performance (before and after taxes) and is not an indication of future results.

Year-by-Year Returns – Investor Class(1)

During the periods shown in the above chart, the highest return for the quarter ended June 30, 2003 was 31.84% and the lowest return for the quarter ended September 30, 2001 was -29.11%

Average Annual Total Return – Period Ended December 31, 2007
Investor Class(1)	1 Year	5 Year	Life of Fund
Return Before Taxes	-12.35%	13.67%	6.74%
Return After Taxes on Distributions(2)	-16.21%	11.26%	5.52%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-3.75%	11.99%	5.89%
Index: Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)	-1.57%	16.25%	6.64%
Index: Russell Microcap Index (reflects no deduction for fees, expenses or taxes)(4)	-8.00%	15.87%	—
(1) The performance shown is that of the Predecessor Fund’s Investment Shares, which commenced operations on March 9, 1998.  The Fund’s Investor Class shares have the same objective and substantially the same investment strategies as the Predecessor Fund’s Investment Shares.  For each period above, fees were waived or expenses reimbursed.  Total returns would have been lower if expenses had not been reduced.
(2) After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
(3)  The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.  You may not invest directly in the Russell 2000® Index and, unlike the Fund, it does not incur fees or charges.
(4)  The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market.  It includes 1000 of the smallest securities in the small-cap Russell 2000® Index based on a combination of their market cap and current index membership and it includes the next 1,000 securities.  You may not invest directly in the Russell Microcap® Index and, unlike the Fund, it does not incur fees or charges.

Fees and Expenses

The following table describes the various fees and expenses that you may pay if you invest in the Fund.  Shareholder fees are charges you pay when buying or selling shares of the Fund.  Operating expenses are paid out of the Fund assets and are factored into the share price rather than charged directly to shareholder accounts.  As the Fund has not commenced operations as of the date of this Prospectus, “Other Expenses” are based on estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of sales price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee(1) (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	1.00%
Distribution (12b-1) Fees(2)	None
Other Expenses(3)	1.32%
Total Annual Fund Operating Expenses	2.32%
Less Fees Waived(4)	(0.32%)
Net Expenses(4)	2.00%

(1)
Shares redeemed within 60 days for the Fund of purchase will be charged a 2.00% fee, subject to limited exceptions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.  These fees are not used to pay distribution or sales fees or expenses.

(2)
The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made by the Fund.  The Board of Trustees of the Fund has determined that no such payments will be made until at least April 30, 2009.

(3)
Other expenses include interest, custodian, transfer agency and other customary operating expenses.  Other expenses also include expenses incurred by the Fund as a result of its investment in any money market fund or other investment company.  These expenses associated with the Fund’s investment in other investment companies are referred to as “Acquired Fund Fees and Expenses.”  For the current fiscal year, it is expected that Acquired Fund Fees and Expenses will be less than 0.01%.

(4)
The Adviser has contractually agreed to reduce its management fees and/or pay the Fund’s expenses (excluding interest, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order to limit the Fund’s Net Annual Fund Operating Expenses to 2.00% of the average daily net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one-year period shown in the example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  For more information on the Expense Cap and the Adviser’s right to any reimbursement, please see “The Fund’s Management”).

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It uses the same hypothetical conditions that other funds are required to use in their prospectuses:

•	$10,000 initial investment;
•	5% total return on your investment each year;
•	Total and net annual fund operating expenses remain the same;
•	Redemption at the end of each time period;
•	Reinvestment of all dividends and distributions.

You pay the same amount in expenses whether you hold your shares or sell them at the end of each period.  Your actual costs may be higher or lower because fund operating expenses change, so use this example for comparison only.  The Example reflects the expense limitation agreement for the first year only within each of the years shown below.  Based on these assumptions at the end of each period your costs would be:

Example Costs
	1 Year	3 Years
Investor Class	$203	$694

Understanding Expenses  Operating expenses are paid directly by the Fund out of its own assets.  As a result, you pay for them indirectly, as they reduce the Fund’s return.  The higher the Fund’s expenses are, the lower its return.  Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, accounting services and custody fees.

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INFORMATION ABOUT THE FUND

Investment Objective

The Fund seeks capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.  The Fund’s investment objective is non-fundamental.  It may be changed by a vote of the Board without shareholder approval upon a 60-day written notice to shareholders.

Principal Investment Strategies

The Fund seeks to combine the relative benefits of value investing with the long-term capital appreciation potential of small company stocks.  Under normal circumstances, the Fund invests at least 65% of its assets in companies that, at the time of purchase, have small market capitalizations, which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index. As of [_______], the largest company in the Russell 2000® Index had a market capitalization of $2.75 billion.  Market capitalization is the stock price multiplied by the total number of shares outstanding.  Except for temporary periods or defensive purposes, the Fund intends to be fully invested in small cap securities at all times.  As part of the Fund’s small cap investments, the Fund may also invest in securities considered to be “micro cap” securities.  Such securities may have a market capitalization range of approximately $37 million to $617 million based on the Russell Microcap® Index.

Bottom-Up Approach to Investing refers to the analysis of individual company information before considering the impact of industry and economic trends.

Using a bottom-up approach with fundamental analysis, the Sub-Adviser analyzes a company’s recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

Fundamental Analysis is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets.

The Sub-Adviser believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, over-looked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies’ long-term economic value. Frequently, these companies exhibit one or more of the following traits. A company may be:

•	in transition, or in the process of being turned around;
•	emerging – the company has a new product or innovation to offer the marketplace;
•	positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turnaround of a depressed business or industry.

In selecting these securities, an in-depth research and analysis of each company is conducted.  The Sub-Adviser often conducts in-person visits or discussions with management as well.  The Sub-Adviser looks at:

•	potential cash flow;
•	quality and commitment of management;
•	overall financial strength;
•	existing assets.

The Sub-Adviser may sell a security when the security achieves the clearly defined target price.  A security may also be sold if any of the following occur:

•	a disruptive change in management;
•	the company is unable to operate under its financial burdens;
•	the company’s growth cycle fails to materialize;
•	a company’s anticipated product or technology cannot be commercialized;
•	the investment time horizon of 2-to-3 years is exceeded.

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Principal Risks

There are two basic risks prevalent in all mutual funds investing in common stocks: “management” and “market” risks.

•
Management risk means that your investment in the Fund varies with the success and failure of the Sub-Adviser’s value-oriented investment strategies and the Sub-Adviser’s research, analysis and determination of portfolio securities.  If the Sub-Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Market risk means that the price of common stock may move down in response to general market and economic conditions, investor perception and anticipated events, weakness in a particular industry, as well as the activities of the individual company.  Additionally, because the Fund invests in common stocks, its share price will change daily in response to stock market movements.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

Risks of Small Cap Stocks

Because the Fund invests in small companies the Fund’s share price may be more volatile than the share price of funds investing in larger companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. If small companies fall out-of-favor with the market and investors, the price of your shares may a fall, causing the value of your investment in the Fund to fall.

Risks of Value Investing

Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Value Investing is an approach to investing that seeks to identify, through in-depth research and analysis, companies that are undervalued in the market place – companies whose market value is less than their economic value.  Such companies are often out of favor or not closely followed by investors, but offer the potential for substantial appreciation over time.

Risks of Defensive Investing

For temporary defensive purposes, the Fund may hold cash or invest its net assets in short-term securities including U.S. Treasury securities, high quality commercial paper and repurchase agreements. Although the Fund may do this to reduce losses, these measures may adversely affect the f und’s efforts to achieve its objective.

Risks of High Portfolio Turnover

Although the Fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held.  Significant portfolio turnover could increase expenses the Fund incurs for securities trading, as well as increase the likelihood that the Fund will have more short-term capital gain from investment income, which is not taxed at a preferred rate.  Increased expenses and taxes could adversely affect the Fund’s overall performance, as they reduce the Fund’s return.  For the fiscal year ended December 31, 2007 the Fund’s portfolio turnover rate was 42.76%.

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The Fund cannot eliminate risk or assure achievement of its objective. If the risks above are realized, you may lose money on your investment in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

THE FUND’S MANAGEMENT

The Adviser

The Fund’s Adviser is Windowpane Advisors, L.L.C., located at 600 West Broadway, Suite 1225, San Diego, California 92101.  The Adviser, which is registered with the Securities and Exchange Commission (“SEC”), is an affiliate of Stolper & Co., Inc. (“SCI”), another SEC-registered investment adviser.  The Adviser’s principals, through SCI, are engaged in the business of analysis of investment managers on behalf of its clients, which include corporate retirement plans, foundations, educational institutions, charitable organizations and individuals.  SCI also recommends investment management firms to all categories of clients desirous of employing a registered investment adviser for discretionary portfolio management.  The Adviser is entitled to receive a management fee of 1.00% of the Fund’s average daily net assets.  As of September 30, 2008, the Adviser had approximately $[      ] million in assets under management.  A discussion regarding the basis for the Board’s approval of the Fund’s Investment Advisory Agreement will be available in the [Semi-] Annual Report for the period ending ________________.

The Adviser had not served as investment adviser to the Predecessor Fund. The Adviser provides oversight and supervision of the Fund’s investment strategies and assists with the Fund’s administrative responsibilities.

The Sub-Adviser

The Fund’s Sub-Adviser is Ironwood Investment Management, LLC, located at 21 Custom House Street, Suite 240, Boston, Massachusetts 02110.  Subject to the general oversight of the Fund’s Board and the overall supervision and control of the Adviser, the Sub-Adviser makes decisions regarding the investment and reinvestment of Fund assets.  The Sub-Adviser served as investment adviser to the Predecessor Fund.  The Sub-Adviser, founded in 1997, is a SEC-registered investment adviser that currently manages assets for the Fund, institutional clients, such as pension funds, endowments, foundations and public retirement plans, as well as for high net worth individual investors.

For sub-advisory services provided to the Fund, the Sub-Adviser receives a fee from the Adviser at an annual rate of 0.50% of the Acquiring Fund’s average daily net assets up to $100 million, plus 0.60% of assets over $100 million.  As of September 30, 2008, the Sub-Adviser had approximately $[       ] million in assets under management.  A discussion regarding the basis for the Board’s approval of the Fund’s Sub-Advisory Agreement will be available in the [Semi-] Annual Report for the period ending _____________.

Portfolio Management Warren Isabelle, Chief Investment Officer of the Sub-Adviser since its inception, is the Fund’s portfolio manager.  Until January 1997, Mr. Isabelle was Senior Vice President and head of Domestic Equity Management for Pioneer Mutual Funds, and the portfolio manager of Pioneer Capital Growth Fund (from July 1990 through January 1997) and Pioneer Small Company Fund (from November 1995 through January 1997).  From February 1997 through May 1997, Mr. Isabelle was Senior Vice President and Chief Investment Officer of Equities at Keystone Investment Management Company.

7

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce its fees and/or pay the Fund’s expenses to ensure that Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 2.00% of the Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years.  Any reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the Expense Cap.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

INFORMATION ABOUT YOUR ACCOUNT

Investment Minimums

The Fund offers one class of shares, the Investor Class.  You may invest in the Fund if you have the amount noted below to open your account:

Investor Class	To Open an Account	Minimum Addition	Minimum Balance
Regular Accounts	$10,000	$1,000	$5,000
IRAs	$2,000	$500	$1,000
AIP	$5,000	$250	$1,200

The Fund may waive account minimums if it is economically feasible and in the best interests of the Fund’s shareholders.  Additionally, shareholder accounts that received Fund shares in the reorganization of the Predecessor Fund in exchange for Predecessor Fund shares purchased prior to _________, 2009 are not subject to the above investment minimums. Rather, those shareholders with such qualifying accounts should see the SAI for more information about the applicable investment minimums.  The Fund has the right to reject any purchase order, or limit or suspend the offering of its shares.

Pricing of Fund Shares

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed.  The time at which the NAV is calculated may change in case of an emergency.  For more information, please see “NYSE Holiday Schedule” below.  The Fund’s NAV is determined by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities, which are valued at amortized cost.  Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV.  If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund Shares.

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Fair Value Pricing

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable.  Market quotations may not be readily available or may be unreliable if, among other things: (1) the exchange on which the Fund portfolio security is principally traded closes early; (2) trading in a particular portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV; or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.  Fair value pricing is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

How to Buy Shares

You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Fund’s Transfer Agent.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic (United States) financial institution.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  The Fund and the Adviser also reserve the right to accept in-kind contributions of securities in exchange for shares of the Fund.

NOTE:  The Fund will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

Checks. For all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Ironwood Discovery Fund.”  A $25 charge will be imposed on any returned checks.

ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

9

Purchasing By Mail
Initial Investment. To purchase the Fund’s shares by mail, complete and sign the Account Application and mail it, along with a check made payable to the “Ironwood Discovery Fund” to the appropriate contact address noted below.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

	FOR REGULAR MAIL DELIVERY Ironwood Discovery Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	FOR OVERNIGHT DELIVERY Ironwood Discovery Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

Subsequent Investments.  If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Ironwood Discovery Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

Purchasing By Telephone	Initial Investment. See “Purchasing By Wire”.

Subsequent Investments. If you have completed the “Telephone Purchase Authorization” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Fund toll free at (800) ________.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

Purchasing By Wire
Initial Investment. If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (800) ________ to advise of your wire to ensure proper credit upon receipt.  Your bank must include both the name of the Fund and your name so that your wire can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at (800) _________ to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank, National Association 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA Routing Number 075000022

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For credit to U.S. Bancorp Fund Services, LLC DDA #112-952-137 For further credit to: Ironwood Discovery Fund Shareholder Registration Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at (800) ________.

Purchasing Through Financial Intermediaries
You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchasing Through the Automatic Investment Plan
Subsequent Investments.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment, you authorize the Fund to withdraw from your personal checking account each period (monthly, quarterly, etc.) an amount that you wish to invest, which must be at least $250.  If you wish to enroll in the AIP, complete the appropriate section on the Account Application.  Your signed Account Application must be received at least 15 business days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member as your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (800) ______ for additional information regarding the Fund’s AIP.

Retirement Plans.
The Fund offers IRA plans.  You may obtain information about opening an IRA by calling (800) __________.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

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How to Sell Shares
In general, orders to sell or “redeem” shares may be placed with the Fund either directly with the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of your shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem your shares by simply sending in a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s).  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at (800) _______ for further information concerning documentation required for a redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to the appropriate contact address noted below.  Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

	FOR REGULAR MAIL DELIVERY Ironwood Discovery Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	FOR OVERNIGHT DELIVERY Ironwood Discovery Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone and Wire
You may redeem Fund shares by telephone by completing the “Redemption by Telephone” portion of the Account Application.  To establish this option after your account is already open, call the Transfer Agent at (800) _______ for instructions.

You may redeem up to $100,000 in shares by calling the Fund at (800) _______ prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired (minimum of $5,000) or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via the ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

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Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Fund may change, modify or terminate these telephone redemption privileges at any time upon at least a 60-day notice to shareholders.  Once a telephone transaction has been placed, it cannot be canceled or modified.  If you have a retirement account, you may not redeem shares by telephone.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Through Financial Intermediaries
You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemptions through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Through the Systematic Withdrawal Program
As another convenience, you may redeem Fund shares through the Systematic Withdrawal Program (“SWP”), if you own shares with a value of at least $10,000.  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month, calendar quarter or once a year.  If you elect this method of redemption, the minimum amount that may be withdrawn each month, quarter or annually is $250.  If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may also elect to terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of the Fund’s shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s Account Application.  Please call (800) _______ for additional information regarding the Fund’s SWP.

Account and Transaction Policies

Fund Rights.  The Fund may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including automatic investments, systematic withdrawals and wire redemption privileges.

Anti-Money Laundering Program.  The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit the additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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Timing of Receiving Redemption Proceeds. Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption requests will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Redemptions In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions or if the redemption amount is large enough to affect the Fund’s operations (e.g., if it represents more than 1% of the Fund’s assets).  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Redemption Fees.  The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 60 days.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the redemption of shares previously purchased under an AIP; or (4) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least 60-day notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions. The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

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In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Signature Guarantees.  The Fund and/or Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership has changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	For written requests to wire redemption proceeds (if not previously authorized on the account); and

•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Low Balance Accounts.  The Fund may redeem the shares in your account and send you the proceeds if the value of your account is less than $5,000 ($1,000 for IRAs and $1,200 for AIP) as a result of redemptions you have made.  You will be notified that the value of your account is less than the amount mentioned above before the Fund makes an involuntary redemption.  You will then have 60 days in which to make an additional investment to bring the value of your account to at least $1,000 ($500 for IRAs) before the Fund takes any action.

15

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) or checks that have been returned to the Transfer Agent may be reinvested at the then-current NAV and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but may be held in an account for a period of time until the Transfer Agent locates you.

Householding. In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at (800) _______ to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

DISTRIBUTIONS AND TAXES

Distributions

The Fund makes distributions to shareholders at least annually from two sources: net long-term capital gain and income dividends, if any. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise taxes. Most of the Fund’s distributions are expected to be from net long-term capital gains.

Unless you tell us that you want to receive your distributions in cash, all distributions will be automatically reinvested in additional full and fractional shares of the Fund. Your other options are to receive checks for these payments or have them deposited in to your bank account.

Tax Considerations Unless your investment is in a tax-deferred account you may want to avoid:
●	Investing a large amount in the Fund near the end of the calendar year; if the Fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.
●	Selling shares at a loss for tax purposes and making an identical investment within 30 days before or after the sale. The result is a wash sale and you will not be allowed to claim a tax loss.

Tax Consequences

Distributions from the Fund, whether received in cash or additional shares of the Fund, may be subject to federal income tax. Any net investment income and net short-term capital gain distributions you receive from the Fund generally are taxable as ordinary dividend income at your income tax rate. A portion of the Fund’s income dividends may qualify for the dividends-received deduction for corporate shareholders. Some of the Fund’s distributions may be treated as “qualified dividend income,” currently taxable to individuals at a maximum federal tax rate of 15% (zero for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met by both the Fund and the shareholder. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

Distributions declared in the last quarter of a calendar year are taxed in that year, even if not distributed until the following January.  You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. Gain or loss from the sale or exchange of shares general y is taxable to you as a capital gain or loss; whether long-term or short-term depends on how long you owned the shares.

16

Tax-Deferral  Generally, if your investment is in a traditional IRA or other  tax-deferred account, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.

Transaction	Tax Status
Income dividends	Ordinary income or qualified dividend income
Short-term capital gain distributions	Ordinary income
Long-term capital gain distributions	Long-term capital gain

If the Fund’s (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any one year, all or a portion of those distributions may be treated as a return of capital to you.  Although a return of capital generally is not taxed, it will reduce the cost basis of your shares and, to the extent that it exceeds your cost basis, is treated as a gain from the sale or exchange of your shares.

The Fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments.  This will reduce the yield or total return on those investments.  In addition, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or other Tax Identification Number (TIN).

Your investment in the Fund could have additional tax consequences.  Please consult your tax advisor on federal, state, local or other applicable tax laws.

17

FINANCIAL HIGHLIGHTS

The financial highlight table is intended to help you understand the financial performance of the Fund for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  __________________, is the Fund’s independent registered public accounting firm.  The financial information for all years prior to the date of this Prospectus was audited by another firm and represents the financial information of the Predecessor Fund.

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

	Investor Class (formerly called the Investment Shares)
	Six Months Ended	For the Year Ended December 31,
	June 30, 2008 (Unaudited)	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.83	$13.45	$14.26	$16.31	$13.80	$9.76

Increase (decrease) from investment operations:
Net investment loss (a)	(0.05)	(0.19)	(0.21)	(0.23)	(0.19)	(0.13)
Net realized and unrealized gains (losses) on investments	(1.06)	(1.27)	3.51	0.91	2.70	4.17
Net increase (decrease) from investment operations	(1.11)	(1.46)	3.30	0.68	2.51	4.04
Less distributions from:
Net realized gains	—	(2.92)	(4.11)	(2.73)	—	—
Return of capital	—	(0.24)	—	—	—	—
Total distribution to shareholders	—	(3.16)	(4.11)	(2.73)	—	—
Redemption Fees (a)	— (b)	— (b)	—	—	—	—
Net Asset Value, End of Period	$7.72	$8.83	$13.45	$14.26	$16.31	$13.80
Total Return (c) (d)	(12.57%)	(12.35%)	23.68%	4.81%	18.12%	41.39%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$17,680	$25,127	$46,187	$50,171	$70,825	$67,983
Ratio of expenses to average net assets:
Before waivers and/or reimbursements	3.48%	2.54%	2.13%	2.04%	1.89%	1.94%
After waivers and/or reimbursements	1.95%	1.95%	1.90%	1.95%	1.86%	1.88%
Ratio of net investment income (loss) to average net assets (e)	(1.42%)	(1.45%)	(1.35%)	(1.47%)	(1.35%)	(1.26%)
Portfolio turnover rate	12.34%	42.76%	131.30%	65.68%	90.58%	51.70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

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PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS IS NOT PART OF THE PROSPECTUS

FOR MORE INFORMATION

Additional information about the Fund’s investments is available in the Fund’s semi-annual and annual reports to shareholders.  The Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may want to read the SAI for more information on the Fund and the securities it invests in.  The SAI is filed with the SEC and is incorporated into this Prospectus by reference, which means that it is legally considered to be part of this Prospectus.

To request free copies of the semi-annual and annual reports and the SAI, and to request other information or get answers to your questions about the Fund, write or call:

By Telephone: (800) ____________

By Mail:	Ironwood Discovery Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via The Internet: View online or download text-only documents:

Ironwood Series Trust: www.ironwooddiscovery.com

Securities and Exchange Commission: www.sec.gov*

You can also review and obtain copies by visiting the SEC’s Public Reference Room in Washington, DC, calling (202) 551-8090, or by sending your request and the appropriate fee to the SEC’s Public Reference Section, Washington, DC 20549-0102, or via e-mail to: publicinfo@sec.gov.

Investment Company Act File Number: 811-05037

STATEMENT OF ADDITIONAL INFORMATION

IRONWOOD DISCOVERY FUND
21 Custom House Street, Suite 240
Boston, Massachusetts 02110
www.ironwooddiscovery.com

Investor Class

_______________, 2009

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus dated _________, 2009 (the “Prospectus”) for the Ironwood Discovery Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”). Windowpane Advisors, L.L.C. (the “Advisor”) is the advisor to the Fund and Ironwood Investment Management, LLC (“Sub-Advisor”) is the sub-advisor to the Fund.  Together they are referred to as the “Manager.”  A copy of the Prospectus can be obtained, free of charge, by calling (800) ___________ or by written request to the Trust c/o U.S. Bancorp Fund Services, 615 E. Michigan Street, Milwaukee, WI  53202, or can be viewed at www.ironwooddiscovery.com.

The Fund’s most recent Annual Report for the year ended December 31, 2007 and Semi-Annual Report for the period ended June 30, 2008 to shareholders are separate documents incorporated into this SAI by reference.  A copy of the Annual and Semi-Annual Reports may be obtained, free of charge, upon request by calling (800) __________ or by written request to the Trust c/o U.S. Bancorp Fund Services, 615 E. Michigan Street, Milwaukee, WI  53202 or can be viewed at www.ironwooddiscovery.com.

This Statement of Additional Information is not a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

The SEC is not involved in the supervision or management of the Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

THE FUND

The Fund is a diversified fund.  Effective __________, 2009, the Ironwood Isabelle Small Cap Stock Fund, a series of Ironwood Series Trust (the “Predecessor Fund”) reorganized into the Ironwood Discovery Fund, a newly-organized series of the Trust.  The Predecessor Fund commenced operations on March 9, 1998 and was managed by the Sub-Advisor.

INVESTMENT POLICIES AND PRACTICES

This SAI supplements the Prospectus. The purpose of this SAI is to set forth additional investment policies not described in the Prospectus, and to provide an expanded description of the Fund’s investment strategies, management and other Fund policies, which are already contained in the Prospectus.

Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Manager, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets. The Manager may, in its discretion, at any time employ such practice, technique or instrument for an account or the Fund, but not for all funds or accounts advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund’s performance.

COMMON STOCK. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and sometimes extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

CONVERTIBLE SECURITIES. The Fund may invest up to 5% of its assets in convertible securities. Convertible securities are bonds, notes, debentures, preferred stocks and other securities, which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock. The market value of convertible securities tends to increase when interest rates decline, and conversely, tends to decline when interest rates increase. In addition, the price of convertible securities often reflects changes in the value of the underlying common stock. The Fund will receive interest payments, if the convertible security is a debt security, or a dividend preference, if the convertible security is preferred stock, until the security matures or the Fund chooses to convert or redeem the security. The Fund benefits from convertible securities by earning current income from the security in an amount greater than the Fund would earn by purchasing the underlying stock outright. The Fund may convert the security if the underlying stock appreciates in value. In determining whether to purchase a convertible security, the Fund will consider the same criteria as if it were purchasing the underlying stock. The value of the convertible security may be determined both by the value of its current yield (its “investment value”) and the market value of the underlying stock (the “conversion value”). The investment value typically fluctuates inversely with changes in prevailing interest rates and the conversion value fluctuates directly with changes in the price of the underlying stock.

FIXED INCOME SECURITIES.  Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed income securities that will be eligible for purchase by the Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.  The Fund may invest up to 5% of its assets in convertible and non-convertible debt securities that are below investment grade or carry no rating.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after the Fund has acquired the security.  If a security’s rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security, but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

RIGHTS AND WARRANTS. The Fund may invest up to 5% of its total assets in rights or warrants. These securities entitle the Fund to purchase a set amount of shares of a corporation’s stock in exchange for a fixed price per share, during a specified period of time. The warrant may become worthless if the right to purchase the shares is not exercised before the warrant expires. Furthermore, the amount the Fund paid for the warrant together with the amount the Fund is entitled to pay for the underlying security may ultimately exceed the actual market value of the underlying security, during circumstances of poor market performance.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend up to 25% of the value of its total assets in portfolio securities to creditworthy registered brokers, dealers and other financial institutions, in exchange for cash or equivalent collateral equal to the value of the securities. The Fund benefits from such loans by continuing to receive amounts equal to the income on the loaned securities while also earning interest on the cash collateral. The Fund could lose money if the borrower fails to return the loaned securities and the collateral is insufficient to cover the loss. The Fund will monitor on an ongoing basis the creditworthiness of firms to which the Fund lends its portfolio securities. In addition, the Fund will seek to have the loaned securities returned when the Fund wishes to exercise voting or other rights associated with the securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities that trade on a U.S. exchange but may not invest more than 5% of its total assets in foreign securities which are not so traded. Such investments may be in the form of American Depository Receipts--stock certificates of a foreign company, which are held in trust by a bank or similar financial institution. Foreign securities are associated with significant risks such as fluctuating currency rates, less trading volume and liquidity than U.S. markets, and less stringent accounting and disclosure standards. In addition, foreign investments may be subject to foreign government intervention, or economic or social instability in the foreign issuer’s country. These factors may prevent the Fund from obtaining reliable information about the foreign company’s financial condition and operations and from selling the company’s securities promptly and at a profit.

BORROWING. The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 5% of the value of its total assets at the time of such borrowings.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

ILLIQUID SECURITIES. The Fund may not hold more than 15% of the value of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

RESTRICTED SECURITIES.  The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that a Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

SHORT SALES “AGAINST THE BOX”. “Short sales” are sales of securities the Fund does not actually own, made with the anticipation that the value of the securities will decrease and the Fund will be able to make a profit by purchasing securities to cover the sale at the lower price. The Fund may make short sales “against the box,” in which the Fund actually owns or has the right to acquire securities equal to the securities sold. As collateral for its short sales against the box, the Fund will deposit amounts in escrow equal to the value of securities it has sold short. In order to protect the Fund’s investment in its current portfolio of securities, the Fund may fulfill its obligation to deliver securities sold short by using the escrow funds to purchase comparable securities in the marketplace, rather than by delivering securities already in the Fund’s portfolio.

HEDGING TRANSACTIONS. The Fund may use certain hedging techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques, such as buying and selling derivative securities (including options, forward foreign currency exchange contracts, futures contracts or options on futures contracts) involve significant risks and may increase the volatility of the Fund. The Fund may use such hedging transactions solely for risk management purposes and not for speculation. No more than 5% of the Fund’s net assets will be placed at risk in hedging transactions.

REPURCHASE AGREEMENTS. From time to time, the Fund may invest up to 15% of its assets in repurchase agreements, in which the Fund purchases securities from a financial institution such as a bank, which agrees to repurchase those securities back from the Fund at a fixed price and at a fixed time (not more than one week from the Fund’s original purchase). In the meantime, the securities are held as collateral in a separate account and the Fund receives the interest income on that account. The Fund will enter into repurchase transactions only with reputable financial institutions, whose creditworthiness the Fund has investigated. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. If the bank or other financial institution cannot honor its commitment to repurchase the securities, the Fund could lose money.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into “reverse repurchase agreements,” which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. The Fund will maintain a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. From time to time the Fund may purchase securities for delivery at a later date, or sell securities for payment at a later date. The value of these securities may fluctuate prior to settlement, and could result in a gain or loss for the Fund. Should any security purchased for delayed delivery decline in value, the Fund may sell the security before settlement to mitigate the loss. The Fund will maintain cash or equivalent collateral in a separate account to cover the value of any securities purchased for later delivery. The Fund will use the daily market value of such securities when calculating the Fund’s net assets, rather than the purchase or sale price.

“WHEN,” “AS” AND “IF” ISSUED SECURITIES. The Fund may purchase a company’s securities even though actual delivery depends on the occurrence of a particular event, such as the company’s merger, corporate reorganization or debt restructuring. The Fund will only include such securities in its portfolio when there is a real possibility of delivery. Until delivery, the Fund will maintain cash or equivalent collateral in a separate account to cover the value of the conditional securities. In addition, the Fund will use the daily market value of such securities when calculating the Fund’s net assets.

TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Fund may invest without limit in cash or short-term securities including U.S. Treasury securities, high-quality commercial paper and repurchase agreements, when the Adviser has determined that abnormal market, economic or political conditions so warrant. Because these differ from the Fund’s investment objective policies the Fund may not achieve its objective during defensive investing periods.

PORTFOLIO TURNOVER. Although the Fund does not intend to engage in trading for short-term profits, it may sell a portfolio security regardless of how long the security has been held. For the period ended December 31, 2007, the Fund experienced a decrease in its portfolio turnover, which was 42.76%, from the portfolio turnover rate for the period ended December 31, 2006, which was 131.30%. The turnover rate for the period ended December 31, 2006 resulted from the sale of certain securities that, in the opinion of the Sub-Adviser who was the adviser at the time, had likely reached their expected target valuations, as well as a decision by the Sub-Adviser to reduce the number of positions held within the Fund’s portfolio. The circumstances leading to the portfolio turnover rate experienced by the Fund for the period ended December 31, 2006 are not expected to occur regularly.

INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS. In addition to the investment policies contained in the Prospectus, the Fund has adopted the investment restrictions listed below. Approval by a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) is required to change these restrictions. Majority approval means approval by the lesser of (i) the holders of more than 50% of all the Fund’s outstanding shares; or (ii) the holders of 67% of shares represented at any meeting at which at least 50% of the Fund’s outstanding shares are present. The Fund may exceed the percentage limits set forth in these investment restrictions if such excess is due to a fluctuation in the value of the Fund’s net assets (except in the case of excess borrowings). The Fund may not:

(1)
Invest 25% or more of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

(2)
With respect to 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets (taken at market value at the time of purchase) in securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

(3)
Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.  For purposes of this limitation, entering into reverse repurchase agreements would not be considered borrowing money;

(4)
Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

(5)
Loan its securities to other persons in excess of 25% of the Fund’s total assets, provided, that the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

(6)	Act as an underwriter for other issuers (except as the Fund may be deemed an underwriter when selling its portfolio securities);

(7)
Purchase or sell real property or any real estate interests; including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real property or real estate interests;

(8)
Purchase securities on margin, except such short-term credits as are necessary for clearing any purchase and sale of portfolio securities, but the Fund may deposit margins in connection with transactions in options, futures and options on futures;

(9)	Invest in commodities or commodity futures contracts, except for:

(a)	forward foreign currency contracts;
(b)	financial futures contracts; and
(c)	options on financial futures contracts, securities, foreign currencies and securities indices; and

(10)	Issue any senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.  In addition to other restrictions discussed in the Prospectus and this SAI, the following restrictions have also been adopted by the Fund. These restrictions may be amended by a vote of the Trust’s Board of Trustees without the approval of shareholders. The Fund may not:

(1)	Sell securities short, except transactions involving selling securities short “against the box”; or

(2)	Make investments for the purpose of exercising control or management.

MANAGEMENT OF THE FUND

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Trustee, Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004 Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable	Not Applicable
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				Not Applicable	Not Applicable
Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007), formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).
				Not Applicable	Not Applicable
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds managed by the Adviser.

Trust Committees.

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders to the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

The Trust’s Committees have not met with respect to the Fund, as the Fund was a series of another Trust prior to the date of this SAI.

Trustee Ownership of Fund Shares and Other Interests.

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2007.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$50,001-$100,000
Wallace L. Cook	None	$50,001-$100,000
Carl A. Froebel	None	$100,001 - $500,000
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Sub-Adviser, the Fund’s principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser, the Fund’s principal underwriter or any of its affiliates.

Compensation.

Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation to be received by the following Independent Trustees from each Fund for the fiscal year ended December 31, 2009.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$	None	None	$
Wallace L. Cook, Trustee	$	None	None	$
Carl A. Froebel, Trustee	$	None	None	$
Steve J. Paggioli, Trustee	$	None	None	$

(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund, because it is the only Fund in the Trust managed by the Adviser. Because the Fund was reorganized into the Trust as of ________, 2009, the Trustees did not receive any compensation from the Fund during the fiscal year ended December 31, 2008.  For the fiscal year ending December 31, 2009, Trustees’ fees and expenses to be paid from the Funds are estimated to be approximately $________.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser, Sub-Adviser and the principal underwriter to invest in securities that may be purchased or held by a Fund.

PROXY VOTING POLICIES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser and Sub-Adviser, subject to the Board’s continuing oversight.  The Policies require that the Manager vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Policies also require the Manager to present to the Board, at least annually, the Manager’s Proxy Voting Policies and a record of each proxy voted by the Manager on behalf of each Fund, including a report on the resolution of all proxies identified by the Manager as involving a conflict of interest.  The Manager has adopted a Proxy Voting Policy that underscores the Manager’s concern that all proxies voting decisions be made in the best interests of each Fund and to maximize portfolio values over time.  The Manager’s Proxy Voting Policy is attached as Appendix A.

The Trust is required to file Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free (888) 314-9049 and on the SEC’s website at www.sec.gov.

PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, as of ___________ (A) the name, address and holdings of each shareholder known by the Trust to be a shareholder of record or beneficial owner of (i) more than 5% of the outstanding Investment Shares or Institutional Shares of the Fund; (ii) more than 25% of the total outstanding voting Shares of the Fund; and (B) the percentage of the Shares owned by all officers and Trustees of the Trust as a group.

Share Owner (of Record or Beneficial)	Address	% Ownership of Investor Class
Charles Schwab & Co., Inc.	101 Montgomery St. San Francisco, CA 94104%
National Financial Services Corp.	200 Liberty St. New York, NY 10281%
Prudential Investment Management Service	Gateway Center 3, 11th Floor 100 Mulberry Street Newark, NJ 07102%
Ameritrade Inc.	PO Box 2226 Omaha, NE 68103%
Boston Latin School Association	Suite 200 101 Huntington Ave. Boston, MA 02199	—
Robert C Puff JR Revocable Trust	731 Manatee Vero Beach, FL 32963	—
Counsel Trust DBA MATC	1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	—

As of ____________, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of the Investor Class of the Fund.

INVESTMENT ADVISER AND SUB-ADVISER

Adviser

Windowpane Advisors, L.L.C., (the “Adviser”) located at 600 West Broadway, Suite 1225, San Diego, California 92101 is the Fund’s investment adviser pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Adviser, which is registered with the Securities and Exchange Commission (“SEC”), is an affiliate of Stolper & Co., Inc. (“SCI”), another SEC-registered investment adviser.

After an initial two-year period, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than a 60-day, nor less than a 30-day, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than a 60-day, nor less than a 30-day, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.00% of the Fund’s average daily net assets as specified in the Fund’s Prospectus.  However, the Adviser may voluntarily agree to reduce a portion of the fees payable to it on a month to month basis.

The Adviser has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, extraordinary, interest and tax expenses) in order to limit Net Annual Operating Expenses of the Investor Class shares of the Fund to 2.00% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter as determined by the Board.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  However, the Adviser and any other potentially interested party have waived their rights to any recoupment of expenses paid or advisory fees waived for the Fund prior to [__________].

Sub-Adviser

Ironwood Investment Management, LLC, located at 21 Custom House Street, Suite 240, Boston, Massachusetts 02110 is the Fund’s investment sub-adviser (the “Sub-Adviser”) pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and the Trust.

After an initial two-year period, the Sub-Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.  The Sub-Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than a 60-day, nor less than a 30-day, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than a 60-day, nor less than a 30-day, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Fund an investment sub-advisory fee computed daily and paid monthly, based on a rate equal to 0.50% of the first $100 million of the Fund’s average daily net assets and 0.60% thereafter.

Management Fees Paid

Prior to the date of this SAI, the Sub-Adviser served as the investment adviser to the Predecessor Fund.  The Predecessor Fund paid the Sub-Adviser the following amounts in investment advisory fees for services rendered during the fiscal years ended December 31:

Investment Advisory Fees paid to Ironwood Investment Management, LLC	Advisory Fee Payable	Advisory Fee Waived	Advisory Fee Retained
Year Ended December 31, 2007	$404,633	$249,972	$154,661
Year Ended December 31, 2006	$680,152	$151,858	$528,294
Year Ended December 31, 2005	$677,806	$12,847	$664,959

INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER

As of _________, Mr. Warren J. Isabelle serviced one (1) other pooled investment vehicle with assets totaling approximately $4 million. The Sub-Adviser does not receive a performance-based fee from the pooled investment vehicle. In addition, Mr. Isabelle services seven (7) other accounts with total assets of approximately $143.8 million. One of the other accounts for which Mr. Isabelle acts as portfolio manager, with total assets of approximately $101.8 million, pays the Sub-Adviser a performance-based fee. Mr. Isabelle does not act as a portfolio manager for any other registered investment company.

MATERIAL CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts are presented with the following potential conflicts:

o
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Sub-Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

o
If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

o
With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Sub-Adviser or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser or its affiliates may place separate, non-simultaneous, transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

o
Finally, the appearance of a conflict of interest may arise where the Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which the portfolio manager has day-today management responsibilities.

The Sub-Adviser has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER

Mr. Isabelle was a principal of the Sub-Adviser during the fiscal year ended December 31, 2007. As such, for the period so ended, his compensation was based on the Sub-Adviser’s profitability. The Sub-Adviser expects that, for the fiscal year ended December 31, 2008, Mr. Isabelle will continue to be compensated based, to a significant degree, on the Sub-Adviser’s profitability.

PORTFOLIO MANAGER OWNERSHIP IN THE FUND

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2008
Warren J. Isabelle	Over $100,000

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Fund pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive from the Fund [     ]% of average net assets on the first $[    ] million of Fund assets, [     ]% of average net assets on the next $[    ] [b]illion, and [     ]% on the balance, all subject to an annual minimum fee of $[          ].  The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

From June 2, 2008 to the date of this SAI, Atlantic Fund Administration, LLC and its subsidiaries (“Atlantic”) provided administration and fund accounting services to the Predecessor Fund.  Prior to June 2, 2008, the Predecessor Fund’s administrator, and accountant was Citigroup Fund Services, LLC (“Citigroup”).

From June 16, 2008 to the date of this SAI, Atlantic provided transfer agency services to the Predecessor Fund. Prior to June 16, 2008, the Predecessor Fund’s transfer agent was Citigroup.

The table below shows the dollar amount of administration fees payable to Citigroup by the Predecessor Fund, the amount of fees that were waived by Citigroup, if any, and the actual fees received by Citigroup for the fiscal periods ended December 31.

Administration Fees (paid to Citigroup, the previous administrator)	Administration Fee Payable	Administration Fee Waived	Administration Fee Retained
Year Ended December 31, 2007	$61,004	$6,898	$54,106
Year Ended December 31, 2006	$61,215	$0	$61,215
Year Ended December 31, 2005	$36,418	$0	$36,418

The table below shows the dollar amount of fund accounting fees payable to Citigroup by the Fund, the amount of fees that were waived by Citigroup, if any, and the actual fees received by Citigroup for the fiscal periods ended December 31.

Fund Accounting Fees (paid to Citigroup, the previous fund accountant)	Accounting Fee Payable	Accounting Fee Waived	Accounting Fee Retained
Year Ended December 31, 2007	$61,901	$7,232	$54,669
Year Ended December 31, 2006	$59,483	$0	$59,483
Year Ended December 31, 2005	$52,953	$0	$52,953

CUSTODIAN

U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

Tait, Weller & Baker, LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

Effective as of the date of this SAI, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

DISTRIBUTION PLAN

As noted in the Prospectus, the Fund has adopted a distribution and shareholder servicing plan for shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% and 1.00% for shares of the Fund’s average daily net asset value.  The 12b-1 Plan provides that the distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Fund’s 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Advisor may pay additional fees to such intermediaries from its own assets.

For the year-ended December 31, 2007, the Predecessor Fund accrued aggregate distribution fees of $92,558 for Investor Class shares and 100% of that amount was paid to the Predecessor Fund’s Distributor, Foreside Funds Services, LLC, pursuant to the Rule 12b-1 Plan.

PURCHASE OF SHARES

The following information about how to purchase Shares supplements the information in the Prospectus under the heading “Information About Your Account--Purchasing Shares.”

TRANSACTIONS THROUGH SECURITIES DEALERS. Shares may be purchased and redeemed through securities dealers. Some dealers may place the Shares in an account with their firm. Dealers may place conditions on the purchase of Shares, including:

o	requirement to purchase more than the minimum investment amount;

o	restriction on issuing redemption checks in the customer’s name; or

o	limits on purchase of fractional Shares.

FEES. There are no sales or service charges to individual investors by the Fund or by Quasar, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. These fees are usually deducted monthly from the investor’s account and on smaller accounts could constitute a substantial portion of the distribution. In some states, banks or other financial institutions may be required by law to register as securities dealers. Securities dealers may charge fees in connection with:

o	same-day investment of client funds;

o	same-day access to client funds;

o	advice about the status of accounts, yield currently being paid or income earned to date;

o	providing periodic account statements of security and money market positions; or

o	other assistance with inquiries related to a client’s investment.

RETIREMENT PLANS. Tax-deferred retirement plans such as individual retirement accounts (“IRAs”), Roth IRAs, Educational IRAs and other qualified plans are permitted to purchase Shares. Anyone considering establishing a retirement plan should consult with an attorney and/or accountant about the terms and tax consequences of the plan.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When an individual applies to open an account, the Fund will ask for that person’s name, address, date of birth, social security number and other information that will allow it to identify the individual. This information is required and is subject to verification to ensure the identity of all individuals or entities opening an account. The Fund is required by law to reject a new account application if the required identifying information is not provided.

If an account applicant does not supply the required information, the Fund will attempt to contact the applicant or, if applicable, his or her broker. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, the application will be rejected.

When an application is in proper form and includes all required information, it will normally be accepted and the order will be processed at the net asset value next calculated after receipt of the application in proper form. The Fund may reject an application under its Anti-Money Laundering Compliance Program. If an application is accepted, the Fund will then attempt to verify the account applicant’s identity using the information he or she has supplied and other information about the applicant that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify each account applicant’s identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close the shareholder’s account at the net asset value next calculated after the Fund decides to close the account and to remit proceeds to the shareholder via check, but only if the original check clears the bank. If an account is closed in this manner, the shareholder may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if an account is closed at the request of governmental or law enforcement authorities.

In certain instances, the Fund may be required to collect documents to fulfill its legal obligation to verify an account applicant’s identity. Documents provided in connection with an application will be used solely to verify identity, and the Fund shall have no obligation to observe, monitor or enforce the terms of any such document.

REDEMPTION OF SHARES

The following information about how to redeem Shares supplements the information in the Prospectus under the heading “Information About Your Account--Selling Shares.”

REDEMPTION COMMITMENT. Pursuant to an election made under Rule 18f-1 of the 1940 Act, the Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. For requests in excess of such amount, the Board of Trustees may make payments in whole or in part in securities or other assets (usually during a time of emergency or when a cash distribution would adversely impact the Fund’s liquidity). Any securities distributed would be readily marketable, to the extent available, and would be valued in the same manner as the Fund’s investment securities are valued. Brokerage charges may be incurred upon the sale of such securities.

SUSPENSION OF REDEMPTIONS. Redemption rights may be suspended and payment for redeemed Shares may be postponed under the following circumstances:

o	during any period when the NYSE is closed (excluding normal weekend and holiday closings);

o	when trading is restricted in the Fund’s normal markets;

o	during an emergency (as determined by the SEC) in which the Fund cannot reasonably dispose of its investments or determine NAV; or

o	during such other periods as the SEC may permit to protect the Fund’s shareholders.

INVESTMENT OF PORTFOLIO SECURITIES

HOW SECURITIES ARE PURCHASED AND SOLD. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Manager will utilize the services of others.

The prices of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers may reflect the spread between the bid and asked price. Generally, dealers serving as market makers will receive a commission for the execution of trades for the Fund and not the spread between the bid and ask price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

BROKER-DEALERS. When selecting a broker or dealer to effect a transaction in the Fund’s portfolio securities, Ironwood will generally seek the best combination of net price and execution, and may consider various other factors such as:

o	the size and type of the transaction, as well as the timing and difficulty of execution;

o	current market conditions, including the nature and character of the markets for the security to be purchased or sold;

o	the dealer’s trading expertise, stature in the industry, facilities, clearing/execution ability and financial condition;

o	the dealer’s reliability, as well as execution and financial services rendered on a continuing basis; and

o	transaction charges, as a component of price.

When more than one broker-dealer is suitable, the Manager may choose a broker-dealer capable of providing supplemental research services to the Fund, and may choose to pay a higher commission to account for the supplemental services. (It is impossible to estimate the frequency with which Ironwood uses such broker-dealers). Such research is intended to supplement the Manager’s normal independent research activities in an effort to avoid additional expense, rather than replace them. Supplemental research services may include:

o	providing advice about the value of securities;

o	providing advice about the availability of securities for purchase, or about specific purchasers or sellers of securities;

o	furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies and performance of accounts; and

o	effecting securities transactions and performing incidental functions such as clearance and settlement.

Research services provided by brokers through which the Fund effects portfolio transactions may be used by the Manager in servicing all of its accounts. Not all of the services may be used by the Manager in connection with the Fund. Similarly, the Manager may service the Fund using research services provided by brokers through which Ironwood effects portfolio transactions for its other accounts.

The Board of Trustees has authorized the Manager to enter into directed brokerage arrangements on behalf of the Fund. Under this type of arrangement, the Manager may effect securities transactions for the Fund through a broker or dealer who has agreed to use a negotiated portion of the commissions earned on such transactions to pay bona fide expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for sub-transfer agency, recordkeeping, shareholder services or other bona fide services of the Fund.

The Fund paid $437,353.61, $628,761.23, and $250,977.47 in aggregate commissions for brokerage services rendered during the fiscal years ended December 31, 2005, December 31, 2006, and December 31, 2007, respectively. The increase in commissions for the period ended December 31, 2006 resulted from the sale of certain securities that, in the opinion of the Sub-Adviser, had likely reached their expected target valuations, as well as a decision by the Adviser to reduce the number of positions held within the Fund’s portfolio.

Through certain directed brokerage arrangements on behalf of the Fund, the Sub-Adviser effected securities transactions in the amount of $36,273,656.11, resulting in directed brokerage commissions in the amount of $171,865.96.

The Fund may not pay a broker-dealer for the promotion or sale of Fund shares by directing to the broker-dealer Fund portfolio securities transactions or any compensation from Fund portfolio securities transaction effected through another broker-dealer. From time to time, Ironwood may execute portfolio transactions with broker-dealers who also sell Shares, subject to certain conditions and Rule 12b-1(h) of the 1940 Act. Ironwood has made no commitment to execute any or all portfolio transactions through such broker-dealers.

IDENTICAL SECURITIES. From time to time, it is possible that identical securities may be held by more than one of Ironwood’s clients. If Ironwood purchases or sells identical securities for more than one account at the same time, Ironwood may not be able to execute orders as large as it may desire, or buy and sell the securities at an advantageous price. Conversely, Ironwood may be able to obtain more desirable prices by buying or selling in a volume transaction identical securities held by more than one of its client accounts. When Ironwood purchases or sells identical securities for more than one of its accounts, Ironwood will allocate the transaction in such security between the Fund and all such client accounts in a manner Ironwood deems equitable, taking into account the size of each account and the amount being purchased or sold.

PORTFOLIO HOLDINGS. A list of the Fund’s ten largest portfolio holdings may be disclosed to the public on a quarterly basis on the Fund’s website, www.ironwooddiscovery.com, fifteen days after the quarter-end. Such portfolio holdings may also be released no earlier than fifteen days after the quarter end on a Fund Fact Sheet. The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which a Fund’s portfolio holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holdings and certain other portfolio characteristics on the Fund’s website at www.ironwooddiscovery.com generally within ten business days after the calendar month-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.
In the event of a conflict between the interests of a Fund and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to any mutual fund and statistical agencies and additional third parties, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.  From time to time, the Adviser may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.ironwooddiscovery.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund.  The Adviser does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders.  These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events
The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

As of December 31, 2007 the Adviser did not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.
TAXES

QUALIFICATION. The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company. The Fund generally will not be required to pay federal income tax on income and gains that it distributes to shareholders if it distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of net short-term capital gains over net long-term capital losses) for the taxable year, and if the Fund meets these requirements:

(1) SOURCE OF INCOME. The Fund must derive at least 90% of its annual gross income from dividends, interest, payments on loans of securities, gains from the sale or other disposition of stock, securities or foreign currencies, income from qualified publicly traded partnerships, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the “90% income test”).

(2) DIVERSIFICATION. The Fund must also satisfy certain quarterly diversification requirements, including:

(i) limiting the Fund’s investment composition so that at least 50% of the Fund’s total assets consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities;

(ii)limiting other securities in (i) above, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and 10% of the issuer’s outstanding voting securities; and

(iii)limiting the value of the Fund’s total assets that can be invested in a single issuer (other than U.S. Government securities or securities of other regulated investment companies, or two or more issuers (other than the securities of other regulated investment companies that the Fund controls by owning 20% of such company’s outstanding voting securities and that are engaged in similar businesses, or in qualified publicly traded partnerships, to 25%.

If for any taxable year the Fund fails to qualify as a regulated investment company, all of its taxable income will be subject to federal income taxation at regular corporate rates (with no deduction for distributions to shareholders). In such event, Fund distributions would be taxable to shareholders as dividends to the extent of the Fund’s earnings and profits.

EXCISE TAX DISTRIBUTION. The Fund must also make a “required distribution,” consisting of:

(i) 98% of the Fund’s ordinary income earned during the calendar year;

(ii) 98% of capital gain net income for the one-year period ending October 31 (or December 31 if an election is made); and

(iii) 100% of previously undistributed and untaxed amounts from prior years.

A 4% excise tax will be imposed on the excess, if any, of the Fund’s required distribution over the amount distributed within the calendar year. Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

DIVIDENDS. Dividends from investment company taxable income may be taxed to the shareholders as ordinary income, qualified dividend income, or long-term capital gain:

(i) ORDINARY INCOME: dividends from net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, whether received in cash or reinvested in additional Shares.

(ii) QUALIFIED DIVIDEND INCOME: Some of the Fund’s distributions may be treated as “qualified dividend income,” currently taxable to individuals at a maximum federal tax rate of 15% (zero for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.

(iii)LONG-TERM CAPITAL GAIN: properly designated dividends from net long-term capital gain in excess of net short-term capital loss, if any, whether received in cash or reinvested in additional Shares (without regard to the length of time Shares of the Fund have been held).

Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction if the corporate shareholder satisfied certain holding period requirements. The alternative minimum tax applicable to corporations may, however, reduce the value of the dividends received deduction. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

FOREIGN INVESTMENTS. Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.

If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments, if any, in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

ORIGINAL ISSUE DISCOUNT. If the Fund invests in certain pay-in-kind securities (“PIKs”), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations.

MARKET DISCOUNT. Unless the Fund elects to include the market discount in income as it accrues (on a constant interest basis), gain recognized on the disposition of, and any partial payment of principal on, a debt security acquired in the secondary market and having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the accrued market discount. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.

APPRECIATION. At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these Shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such Shares and the distributions economically represent a return of a portion of the investment.

REDEMPTIONS. Upon a redemption or sale of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption or sale will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

DERIVATIVES. Unless certain constructive sale rules (discussed more fully below) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund’s holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Certain short sales against the box and other transactions may, however, be treated as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully below. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

The Fund may purchase and sell (write) listed and over-the-counter put and call options on individual debt and equity securities and indices (both narrow- and broad-based), and national securities exchange-trade put and call options on currencies. The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

In the case of Fund transactions involving certain futures and forward contracts and listed options on debt securities, currencies and certain futures contracts and broad-based stock indices, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as sixty percent long-term and forty percent short-term capital gain or loss, although foreign currency gains and losses (as discussed above) arising from certain of these positions may be treated as ordinary income and loss. In addition, the Fund generally will be required to mark to market (i.e.: treat as sold for fair market value) each such position which it holds at the close of each taxable year.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.

Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear.

The Fund may make one or more of the elections available under the Code, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed before the end of the thirtieth day after the close of the taxable year, if certain conditions are met.

QUALIFIED PLANS. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

BACKUP WITHHOLDING. The Fund is required to withhold Federal income tax at the applicable Federal back-up withholding rate on reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous under reporting of interest or dividend income.

STATE TAX. If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons (U.S. citizens, residents or U.S. corporations, partnerships, trusts or estates) and who are subject to U.S. federal income tax. Shareholders may also be subject to state, local or foreign tax consequences. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% nonresident alien U.S. withholding tax (or nonresident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to backup withholding at the applicable Federal rate on certain payments from the Fund. Under a temporary provision that was scheduled to expire, for Fund taxable years beginning on or after January 1, 2008 (but may possibly be extended temporarily), (i) a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and capital gains and (ii) U.S. estate taxes may not apply to that portion of Fund shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. If the provision is not extended, U.S. withholding and estate taxes will apply. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to Portfolio.

The securities in the Fund, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

The Fund will invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer.  When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

INVESTMENT RESULTS

QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. From time to time, the Fund may cite certain performance rankings in its advertisements or reports to shareholders for the purpose of illustrating or comparing its past performance with that of other mutual funds. For example, total return of the Fund’s classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor’s 500 Stock Index (“S&P 500”), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or The Frank Russell Indexes (“Russell 1000,” “2000,” “2500,” and “3000,”) or the Wilshire Total Market Value Index (“Wilshire 5000”), recognized unmanaged indexes of broad based common stocks.

Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron’s, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger’s Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue’s Mutual Fund Almanac, Investment Company Data, Inc., Johnson’s Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time, quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Fund.

The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund’s inception.

In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) the need to evaluate financial assets and obligations to determine how much to invest; (b) the need to analyze the objectives of various investments to determine where to invest; and (c) the need to analyze the time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

One of the primary methods used to measure the performance of a class of the Fund is “total return.” Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC which covers the Shares offered hereby. The Registration Statement, including exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Statements made within this SAI or the Prospectus with respect to any contract or other document are not necessarily complete. You should refer to the complete copy of such contract or other documents attached as an exhibit to the Trust’s Registration Statement.

FINANCIAL STATEMENTS

The Fund’s Annual and Semi-Annual Reports to shareholders for the fiscal year ended December 31, 2007 and fiscal period ended June 30, 2008 are separate documents and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
IRONWOOD CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES
July 1, 2003

The following are the policies and procedures adopted and implemented by Ironwood Capital Management, LLC (the “Sub-Adviser”) for voting proxies with respect to portfolio securities held by the Sub-Adviser on behalf of its clients, including the ICM Series Trust (the “Trust”) and its shareholders (collectively, “clients”). The policies and procedures are reasonably designed to ensure that proxies are voted in the best interest of the clients, in accordance with the Sub-Adviser’s fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Investment Advisers Act”). The Sub-Adviser considers the “best interests” of its clients to mean their best long-term economic interests.

GENERAL STATEMENT OF POLICIES AND PROCEDURES. The Sub-Adviser  shall vote proxies for the exclusive benefit, and in the best economic interest, of its clients. Such exercise of voting rights shall be subject to the same standard of care as is generally applicable to the Sub-Adviser’s performance of its duties, as set forth in the Advisory Agreement with the trust. The policies and procedures contained herein are designed to be guidelines, however each vote is ultimately cast on a case-by-case basis, taking into consideration the relevant facts and circumstances at the time of the vote. Any material conflicts that may arise will be resolved in the best interests of the Sub-Adviser’s clients.

RESPONSIBILITY AND OVERSIGHT. A proxy committee (the “Proxy Committee”) is hereby designated and shall be responsible for administering and overseeing the proxy voting process, and shall revise and update these policies and procedures as new issues arise. The Proxy Committee shall consist of the Chief Investment Officer of the adviser and the treasurer of the adviser.

PROXY VOTING PROCEDURES.

LOGISTICS. The Treasurer shall be responsible for maintaining the proxy log, monitoring corporate actions and confirming the timely voting of proxies. The proxy log shall contain the following information, in accordance with Form N-PX:

o	the name of the issuer;

o	the exchange ticker symbol, if available;

o	the CUSIP number, if available;

o	the shareholder meeting date;

o	a brief identification of the matter voted on;

o	whether the matter was proposed by the issuer or a security holder;

o	whether the Sub-Adviser cast its vote on the matter;

o	how the Sub-Adviser cast its vote on the matter (for, against, abstain; for or withhold regarding the election of directors); and

o	whether the Sub-Adviser cast its vote for or against management.

SUBSTANTIVE VOTING DECISIONS. The Sub-Adviser’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote. The following is a list of common proxy vote issues and the Sub-Adviser’s standard considerations when determining how to vote such proxies.

ROUTINE MATTERS/CORPORATE ADMINISTRATIVE ITEMS. After an initial review, the Sub-Adviser generally votes with management on routine matters related to the operation of the issuer that are not expected to have a significant economic impact on the issuer and/or its shareholders.

POTENTIAL FOR MAJOR ECONOMIC IMPACT. The Sub-Adviser reviews and analyzes on a case-by-case basis, non-routine proposals that are more likely to affect the structure and operation of the issuer and to have a greater impact on the value of the investment.

Appendix A - 1

CORPORATE GOVERNANCE. The Sub-Adviser reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.

SPECIAL INTEREST ISSUES. The Sub-Adviser considers: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; and (iv) the responsibility of the Sub-Adviser to vote proxies for the greatest long-term shareholder value.

LIMITATIONS ON DIRECTOR TENURE AND RETIREMENT. The Sub-Adviser considers: (i) a reasonable retirement age for directors, E.G. 70 or 72; (ii) the introduction of new perspectives on the board; (iii) the importance of maintaining a staggered board; and (iv) the arbitrary nature of age limitations and the possibility of detracting from the board’s stability and continuity.

DIRECTORS’ MINIMUM STOCK OWNERSHIP. The Sub-Adviser considers: (i) the benefits of additional vested interest; (ii) the ability of a director to serve a company well regardless of the extent of his or her share ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

D&O INDEMNIFICATION AND LIABILITY PROTECTION. The Sub-Adviser considers: (i) indemnifying directors for acts conducted in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (E.G. negligence); and (iv) providing expanded coverage in cases when a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the issuer.

DIRECTOR NOMINATIONS IN CONTESTED ELECTIONS. The Sub-Adviser considers: (i) long-term financial performance of the issuer relative to its industry; (ii) management’s track record; (iii) background to proxy contest; (iv) qualifications of both slates of nominees; (v) evaluations of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and (vi) stock ownership positions.

CUMULATIVE VOTING. The Sub-Adviser considers: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director or directors of their choosing; and (iii) the potential to limit the ability of directors to work for all shareholders.

CLASSIFIED BOARDS. The Sub-Adviser considers: (i) access to board members; and (ii) guarding against unwanted takeovers.

POISON PILLS. The Sub-Adviser considers: (i) the Sub-Adviser’s position on supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price demonstrably below the true value of the issuer.

FAIR PRICE PROVISIONS. The Sub-Adviser considers: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (E.G., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

EQUAL ACCESS. The Sub-Adviser considers: (i) the opportunity for significant shareholders of the issuer to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden.

CHARITABLE CONTRIBUTIONS. The Sub-Adviser considers: (i) the potential benefits to shareholders; (ii) the potential to detract the issuer’s resources from more direct uses of increasing shareholder value; and (iii) the responsibility of shareholders to make individual contributions.

STOCK AUTHORIZATIONS. The Sub-Adviser considers: (i) the need for the increase; (ii) the percentage increase with respect to the existing authorization; (iii) voting rights of the stock; and (iv) overall capitalization structures.

Appendix A - 2

OPTION PLANS. The Sub-Adviser considers: (i) whether the plan is top-heavy in its favoring of senior executives; (ii) whether the plan permits large or disproportionate awards; and (iii) if the plan includes the cancellation and reissuance of options, whether the reissuance unduly favors option holders.

PREFERRED STOCK. The Sub-Adviser considers: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the  preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

DIRECTOR COMPENSATION. The Sub-Adviser considers: (i) whether director shares are at the same market risk as those of the shareholders; and (ii) how option programs for outside directors compare with the standards of internal programs.

OFFICER COMPENSATION. The Sub-Adviser considers the general level of compensation including salary and bonus history: (i) whether officer shares are at the same market risk as those of the shareholders; (ii) the quality of performance of the officers; and (iii) the ability to retain top performing officers.

GOLDEN AND TIN PARACHUTES. The Sub-Adviser considers: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

LIMITATIONS. The Sub-Adviser may abstain from voting a proxy if it concludes that the effect on clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. The Sub-Adviser may abstain from voting a proxy if it concludes that the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.

CONFLICTS OF INTEREST. Situations may exist where conflicts of interest in proxy voting matters arise between clients and the Sub-Adviser which cannot be fully addressed by the process outlined above. Such situations may include circumstances where the Sub-Adviser, or a member of the Sub-Adviser’s senior management, any portfolio manager or portfolio analyst, knowingly does business with a particular proxy issuer or closely affiliated entity which may appear to create a material conflict between the interests of the Sub-Adviser and the interests of its clients in how proxies of that issuer are voted.

In such situations, the Proxy Committee will meet to assess the conflict, and to give a ruling on a preferred course of action. If the Proxy Committee determines that the conflict does not involve the members of the Proxy Committee, the Proxy Committee will vote the proxy in the best interests of the Sub-Adviser’s clients and may take into account the voting recommendations of the analyst responsible for oversight of the company which is the subject of the proxy. If the Proxy Committee determines that one or all of its members has a conflict, then the Proxy Committee will pursue one of the following alternatives:

(i) the Proxy Committee may convene an ad-hoc committee (the “Ad-hoc Committee”) consisting of at least three individuals who shall be deemed free of conflicts by the Proxy Committee, and any member of the Proxy Committee who is deemed to be free of conflicts. Candidates available for membership on the Ad-hoc Committee are listed on Exhibit A hereto. The Ad-hoc Committee will be charged with voting the proxy in the best interests of the Sub-Adviser’s clients and may take into account the voting recommendations of the analyst responsible for oversight of the company which is the subject of the proxy; or

(ii) the Proxy Committee may engage an independent third party service provider to assist in voting proxies and cause the proxies to be voted in accordance with the recommendations of the third party.

DISCLOSURE.

The following disclosure shall be provided in connection with these policies and procedures:

The Sub-Adviser shall provide a description or a copy of these policies and procedures to the Board of Trustees of the Trust annually and upon request.

The Sub-Adviser shall make available to the Trust its proxy voting records, for inclusion on the Trust’s Form N-PX.

The Sub-Adviser shall cause the Trust to include the proxy voting policies and procedures in the Trust’s annual registration statement.

Appendix A - 3

The Sub-Adviser shall cause the Trust’s shareholder reports to include a statement that a copy of these policies and procedures is available upon request (i) by calling a toll-free number; (ii) on the Trust’s website, (if the Trust chooses); and (iii) on the SEC’s website.

The Sub-Adviser shall cause the Trust’s annual and semi-annual reports to include a statement that information is available regarding how the Trust voted proxies during the most recent twelve-month period (i) without  charge, upon request, either by calling a toll-free number or on or through the Trust’s website, or both; and (ii) on the SEC’s website.

With respect to clients other than the Trust, the Sub-Adviser shall provide a description of these policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client. Additionally, the Sub-Adviser shall disclose to its clients how they may obtain information about how the Sub-Adviser voted with respect to the client’s securities.

RECORDKEEPING. The Sub-Adviser shall maintain records of proxies voted in accordance with Section 204-2 of the Advisers Act, including proxy statements, a record of each vote cast, and a copy of any document created by the Sub-Adviser that was material to making a decision of how to vote the proxy, or that memorializes the basis for the Sub-Adviser’s decision on how to vote the proxy. The Sub-Adviser shall also maintain a copy of its policies and procedures and each written request from a client for proxy voting records and the Sub-Adviser’s written response to any client request, either written or oral, for such records. Proxy statements that are filed on EDGAR shall be considered maintained by the Sub-Adviser. All such records shall be maintained for a period of five years in an easily accessible place, the first two years in the offices of the Sub-Adviser.

Appendix A - 4

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(vi)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

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(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated May 27, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xvi)	Investment Advisory Agreement dated ________ between the Trust, on behalf of the Ironwood Discovery Fund, and Windowpane Advisors, L.L.C. – to be filed by amendment.

	(xvii)	Investment Sub-Advisory Agreement dated ___________ between Ironwood Investment Management, LLC and Windowpane Advisors, L.L.C. on behalf of the Ironwood Discovery Fund – to be filed by amendment.

(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

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(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

3

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated February 11, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xiii)	Distribution Agreement dated November ___, 2008 between the Trust, on behalf of the Ironwood Discovery Fund and Quasar Distributors, LLC – to be filed by amendment.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ix)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

	(x)	Addendum to Custodian Agreement on behalf of the Ironwood Discovery Fund – to be filed by amendment.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(I)
Addendum to Administration Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(i)(J)	Addendum to Administration Servicing Agreement on behalf of the Ironwood Discovery Fund – to be filed by amendment.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

5

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(H)
Addendum to Fund Accounting Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ii)(I)	Addendum to Fund Accounting Servicing Agreement on behalf of the Ironwood Discovery Fund – to be filed by amendment.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(H)
Addendum to Transfer Agent Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(iii)(I)	Addendum to Transfer Agent Agreement on behalf of the Ironwood Discovery Fund – to be filed by amendment.

(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

6

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from the Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiii)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xiv)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xv)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xvii)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xviii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

7

(xix)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xx)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxi)
Operating Expense Limitation Agreement dated August 29, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

	(xxii)	Operating Expense Limitation Agreement dated November ___, 2008 between the Trust, on behalf of the Ironwood Discovery Fund, and Windowpane Advisors, L.L.C. – to be filed by amendment.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

8

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xxi)	Consent of Counsel dated ____________ by Paul, Hastings, Janofsky & Walker for the Ironwood Discovery Fund – to be filed by amendment.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(ii)(A)
Power of Attorney for Dorothy Berry dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

9

(ii)(B)
Power of Attorney for Wallace Cook dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(C)
Power of Attorney for Eric Falkeis dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(D)
Power of Attorney for Carl Froebel dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(E)
Power of Attorney for Steve Paggioli dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(F)
Power of Attorney for Robert Slotky dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(k)		Omitted Financial Statements – None.

(l)		Initial Capital Agreements – None.

(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(ix)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Ironwood Discovery Fund – to be filed by amendment.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from the Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

10

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan dated February 11, 2008 by the Trust on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(o)		Reserved.

(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xiii)	Code of Ethics for Windowpane Advisors, L.L.C. – to be filed by amendment.

(xiv)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

11

Item 24.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Julius Baer Global Equity Fund, Inc.
Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters' Select Funds Trust

12

Brandywine Blue Funds, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	MP63 Fund, Inc.
Country Mutual Funds Trust	Nicholas Family of Funds, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Everest Funds	Perritt Microcap Opportunities Fund, Inc.
Fairholme Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Summit Mutual Funds, Inc.
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	Underlying Funds Trust
Hotchkis & Wiley Funds	USA Mutuals Funds
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund, Inc.	Wisconsin Capital Funds, Inc.
Jensen Portfolio, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)            Not applicable.

13

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130

14

Records Relating to:	Are located at:
Winslow Management Company, LLC 99 High Street, 12th Floor Boston, Massachusetts 02110
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Ironwood Investment Management, LLC 21 Custom House Street, Suite 240 Boston, Massachusetts 02110

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 327 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on November 10, 2008.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 327 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	November 10, 2008
Steven J. Paggioli

Dorothy A. Berry*	Trustee	November 10, 2008
Dorothy A. Berry

Wallace L. Cook*	Trustee	November 10, 2008
Wallace L. Cook

Carl A. Froebel*	Trustee	November 10, 2008
Carl A. Froebel

Robert M. Slotky*	President	November 10, 2008
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	November 10, 2008
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		November 10, 2008
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney